American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
November 30, 2022

Avantis Core Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 61.7%
Aerospace and Defense — 1.5%
General Dynamics Corp., 3.625%, 4/1/30	184,000	174,146
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	27,513
Lockheed Martin Corp., 3.55%, 1/15/26	48,000	46,940
Lockheed Martin Corp., 1.85%, 6/15/30	175,000	144,923
Northrop Grumman Corp., 3.25%, 1/15/28	42,000	38,987
Textron, Inc., 4.00%, 3/15/26	30,000	29,035
		461,544
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	98,743
Airlines — 0.4%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	102,698
Southwest Airlines Co., 2.625%, 2/10/30	37,000	30,897
		133,595
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	48,000	43,114
Automobiles — 1.3%
American Honda Finance Corp., 1.00%, 9/10/25	60,000	54,369
American Honda Finance Corp., 2.35%, 1/8/27	48,000	43,794
American Honda Finance Corp., 3.50%, 2/15/28	150,000	140,915
General Motors Financial Co., Inc., 5.10%, 1/17/24	27,000	26,921
General Motors Financial Co., Inc., 4.00%, 1/15/25	65,000	63,293
Toyota Motor Credit Corp., 3.375%, 4/1/30	30,000	27,572
Toyota Motor Credit Corp., 1.65%, 1/10/31	38,000	30,303
		387,167
Banks — 5.1%
African Development Bank, 0.875%, 7/22/26	100,000	88,158
Asian Development Bank, 0.25%, 10/6/23	25,000	24,057
Asian Development Bank, 0.375%, 9/3/25	50,000	44,912
Asian Development Bank, 2.375%, 8/10/27	16,000	14,920
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	150,000	136,391
Bank of Nova Scotia, 3.40%, 2/11/24	68,000	66,851
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	24,389
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	89,080
European Investment Bank, 1.375%, 3/15/27	150,000	134,964
Fifth Third Bancorp, 3.65%, 1/25/24	66,000	64,984
Inter-American Development Bank, 0.625%, 7/15/25	150,000	136,748
International Bank for Reconstruction & Development, 0.50%, 10/28/25	75,000	67,515
International Bank for Reconstruction & Development, 0.875%, 7/15/26	25,000	22,294
International Bank for Reconstruction & Development, 0.75%, 11/24/27	60,000	51,352
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	25,000	23,454
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	125,000	117,793
Santander Holdings USA, Inc., 3.45%, 6/2/25	36,000	34,271
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	30,000	29,665
US Bancorp, 3.95%, 11/17/25	97,000	95,206
Wells Fargo & Co., 3.55%, 9/29/25	66,000	63,999
Westpac Banking Corp., 2.85%, 5/13/26	70,000	66,096
Westpac Banking Corp., 3.35%, 3/8/27	145,000	137,833
		1,534,932

Beverages — 0.5%
Molson Coors Beverage Co., 3.00%, 7/15/26	73,000	68,505
PepsiCo, Inc., 3.00%, 10/15/27	73,000	69,028
		137,533
Biotechnology — 0.2%
Biogen, Inc., 2.25%, 5/1/30	78,000	64,422
Building Products — 0.4%
Owens Corning, 3.875%, 6/1/30	150,000	134,404
Capital Markets — 5.5%
Bank of New York Mellon Corp., 3.85%, 4/26/29	250,000	233,836
BlackRock, Inc., 3.25%, 4/30/29	12,000	11,163
BlackRock, Inc., 2.10%, 2/25/32	75,000	61,028
Brookfield Finance I U.K. PLC, 2.34%, 1/30/32	125,000	97,274
Brookfield Finance, Inc., 3.90%, 1/25/28	66,000	61,435
Cboe Global Markets, Inc., 3.65%, 1/12/27	200,000	191,164
Charles Schwab Corp., 3.20%, 3/2/27	30,000	28,377
Charles Schwab Corp., 2.75%, 10/1/29	55,000	48,272
Charles Schwab Corp., 1.95%, 12/1/31	120,000	95,105
CME Group, Inc., 3.75%, 6/15/28	150,000	145,141
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	136,518
Intercontinental Exchange, Inc., 4.35%, 6/15/29	100,000	98,772
Lazard Group LLC, 4.375%, 3/11/29	125,000	116,646
Morgan Stanley, 3.875%, 1/27/26	150,000	145,407
S&P Global, Inc., 2.95%, 1/22/27	25,000	23,633
S&P Global, Inc., 2.45%, 3/1/27(1)	173,000	159,242
		1,653,013
Chemicals — 1.6%
CF Industries, Inc., 5.15%, 3/15/34	138,000	131,868
Dow Chemical Co., 4.25%, 10/1/34	100,000	88,483
EI du Pont de Nemours and Co., 2.30%, 7/15/30	30,000	25,174
Linde, Inc., 3.20%, 1/30/26	48,000	46,459
Mosaic Co., 5.45%, 11/15/33	60,000	58,245
RPM International, Inc., 4.55%, 3/1/29	64,000	59,598
Westlake Corp., 3.60%, 8/15/26	42,000	39,475
Westlake Corp., 3.375%, 6/15/30	30,000	25,902
		475,204
Communications Equipment — 0.3%
Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	95,291
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	24,962
Consumer Finance — 0.2%
Ally Financial, Inc., 5.80%, 5/1/25	60,000	60,294
Diversified Financial Services — 0.2%
Corebridge Financial, Inc., 3.65%, 4/5/27(1)	50,000	46,831
Equitable Holdings, Inc., 4.35%, 4/20/28	30,000	28,566
		75,397
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc., 5.85%, 9/15/35	125,000	127,940
Electric Utilities — 4.8%
Baltimore Gas and Electric Co., 2.25%, 6/15/31	140,000	114,730
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	11,893
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	136,444
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	56,464
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	104,628
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	30,000	31,852

Edison International, 3.55%, 11/15/24	65,000	62,593
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	30,282
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	28,499
Entergy Mississippi LLC, 2.85%, 6/1/28	160,000	142,932
MidAmerican Energy Co., 6.75%, 12/30/31	70,000	79,295
PacifiCorp, 2.70%, 9/15/30	54,000	46,243
PacifiCorp, 6.25%, 10/15/37	150,000	159,972
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	115,633
Public Service Electric and Gas Co., 3.00%, 5/15/27	36,000	33,683
Puget Energy, Inc., 4.10%, 6/15/30	66,000	59,390
Southern Co., 3.70%, 4/30/30	150,000	135,896
Union Electric Co., 2.95%, 3/15/30	68,000	60,048
Wisconsin Power and Light Co., 3.00%, 7/1/29	24,000	21,380
		1,431,857
Electronic Equipment, Instruments and Components — 0.3%
Flex Ltd., 3.75%, 2/1/26	30,000	28,298
Trimble, Inc., 4.90%, 6/15/28	62,000	60,134
		88,432
Energy Equipment and Services — 0.5%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27	30,000	28,044
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	70,000	64,163
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	57,474
		149,681
Equity Real Estate Investment Trusts (REITs) — 7.5%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	50,000	43,680
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	61,560
American Tower Corp., 3.60%, 1/15/28	66,000	60,748
American Tower Corp., 2.90%, 1/15/30	100,000	85,732
AvalonBay Communities, Inc., 3.20%, 1/15/28	24,000	22,129
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	67,623
Boston Properties LP, 3.65%, 2/1/26	250,000	237,901
Brixmor Operating Partnership LP, 3.65%, 6/15/24	69,000	66,884
Camden Property Trust, 3.15%, 7/1/29	85,000	76,033
Crown Castle, Inc., 3.30%, 7/1/30	150,000	132,075
Equinix, Inc., 2.00%, 5/15/28	125,000	105,221
ERP Operating LP, 3.25%, 8/1/27	90,000	83,044
Essex Portfolio LP, 4.00%, 3/1/29	150,000	137,505
Highwoods Realty LP, 2.60%, 2/1/31	36,000	27,545
Host Hotels & Resorts LP, 4.50%, 2/1/26	70,000	66,806
Kilroy Realty LP, 4.75%, 12/15/28	100,000	92,151
Kilroy Realty LP, 2.50%, 11/15/32	79,000	57,255
Kimco Realty Corp., 4.60%, 2/1/33	175,000	163,964
Prologis LP, 2.25%, 4/15/30	115,000	96,314
Realty Income Corp., 3.65%, 1/15/28	36,000	33,765
Simon Property Group LP, 2.20%, 2/1/31	200,000	159,239
Sun Communities Operating LP, 2.30%, 11/1/28	100,000	82,363
UDR, Inc., 3.20%, 1/15/30	264,000	227,423
Ventas Realty LP, 4.75%, 11/15/30	66,000	62,352
		2,249,312
Food and Staples Retailing — 0.9%
Costco Wholesale Corp., 3.00%, 5/18/27	125,000	119,230
Sysco Corp., 5.375%, 9/21/35	125,000	124,443
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	5,000	4,790
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	30,000	26,092
		274,555

Food Products — 1.2%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	60,216
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	68,489
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	83,113
Campbell Soup Co., 4.15%, 3/15/28	64,000	61,920
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	73,330
		347,068
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	35,000	30,088
Health Care Equipment and Supplies — 0.2%
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	25,123
Medtronic, Inc., 4.375%, 3/15/35	30,000	28,963
		54,086
Health Care Providers and Services — 1.6%
Adventist Health System, 2.95%, 3/1/29	67,000	58,408
Cardinal Health, Inc., 3.08%, 6/15/24	30,000	29,114
CVS Health Corp., 4.875%, 7/20/35	70,000	67,082
Humana, Inc., 2.15%, 2/3/32	200,000	157,889
UnitedHealth Group, Inc., 3.45%, 1/15/27	24,000	23,063
UnitedHealth Group, Inc., 3.375%, 4/15/27	125,000	119,704
UnitedHealth Group, Inc., 4.625%, 7/15/35	24,000	23,605
		478,865
Hotels, Restaurants and Leisure — 0.2%
Marriott International, Inc., 4.625%, 6/15/30	75,000	70,505
Household Durables — 0.4%
DR Horton, Inc., 1.40%, 10/15/27	150,000	125,098
Industrial Conglomerates — 0.6%
3M Co., 3.375%, 3/1/29	100,000	93,430
3M Co., 5.70%, 3/15/37	18,000	19,082
Honeywell International, Inc., 1.75%, 9/1/31	50,000	40,152
Honeywell International, Inc., 5.70%, 3/15/36	24,000	25,990
		178,654
Insurance — 2.6%
Aflac, Inc., 3.60%, 4/1/30	75,000	69,320
Assurant, Inc., 3.70%, 2/22/30	100,000	85,568
Chubb INA Holdings, Inc., 1.375%, 9/15/30	36,000	28,395
Chubb INA Holdings, Inc., 6.70%, 5/15/36	75,000	84,158
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	50,000	42,888
MetLife, Inc., 3.60%, 11/13/25	97,000	94,588
Prudential PLC, 3.625%, 3/24/32	250,000	221,961
Willis North America, Inc., 4.50%, 9/15/28	150,000	141,932
		768,810
Internet and Direct Marketing Retail — 0.4%
Amazon.com, Inc., 5.20%, 12/3/25	30,000	30,736
Amazon.com, Inc., 4.80%, 12/5/34	100,000	101,987
		132,723
IT Services — 1.2%
Global Payments, Inc., 4.45%, 6/1/28	100,000	93,468
International Business Machines Corp., 3.50%, 5/15/29	100,000	93,247
VeriSign, Inc., 2.70%, 6/15/31	200,000	164,100
		350,815
Leisure Products — 0.2%
Hasbro, Inc., 3.50%, 9/15/27	67,000	62,165
Machinery — 1.0%
ABB Finance USA, Inc., 3.80%, 4/3/28	64,000	60,914

Caterpillar Financial Services Corp., 1.10%, 9/14/27	30,000	25,810
John Deere Capital Corp., 3.05%, 1/6/28	102,000	95,772
Otis Worldwide Corp., 2.57%, 2/15/30	150,000	127,948
		310,444
Media — 1.1%
Comcast Corp., 4.25%, 10/15/30	210,000	202,672
Fox Corp., 3.05%, 4/7/25	130,000	124,425
		327,097
Metals and Mining — 0.8%
Barrick Gold Corp., 6.45%, 10/15/35	100,000	106,132
Kinross Gold Corp., 4.50%, 7/15/27	42,000	40,063
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	85,570
		231,765
Multiline Retail — 0.4%
Dollar Tree, Inc., 4.00%, 5/15/25	65,000	63,732
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	28,673
Target Corp., 2.65%, 9/15/30	42,000	36,431
		128,836
Multi-Utilities — 0.4%
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	101,547
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	29,698
		131,245
Oil, Gas and Consumable Fuels — 5.8%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	47,234
BP Capital Markets America, Inc., 3.12%, 5/4/26	250,000	238,595
Burlington Resources LLC, 7.40%, 12/1/31	18,000	20,914
Canadian Natural Resources Ltd., 2.95%, 7/15/30	29,000	24,802
Canadian Natural Resources Ltd., 5.85%, 2/1/35	60,000	58,728
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	63,129
Chevron Corp., 1.55%, 5/11/25	42,000	39,293
Chevron USA, Inc., 3.85%, 1/15/28	26,000	25,291
ConocoPhillips Co., 6.95%, 4/15/29	85,000	94,836
Devon Energy Corp., 4.50%, 1/15/30	133,000	124,923
Enbridge, Inc., 3.125%, 11/15/29	42,000	37,089
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	17,417
EOG Resources, Inc., 4.15%, 1/15/26	200,000	197,327
Equinor ASA, 2.875%, 4/6/25	44,000	42,350
Equinor ASA, 1.75%, 1/22/26	70,000	64,254
Exxon Mobil Corp., 2.44%, 8/16/29	54,000	47,806
Halliburton Co., 2.92%, 3/1/30	175,000	151,456
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	17,124
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	23,813
MPLX LP, 2.65%, 8/15/30	30,000	24,645
ONEOK, Inc., 6.35%, 1/15/31	35,000	36,064
ONEOK, Inc., 6.00%, 6/15/35	60,000	57,828
Phillips 66, 3.90%, 3/15/28	24,000	22,799
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	23,997
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	64,320
Shell International Finance BV, 3.25%, 5/11/25	18,000	17,503
Shell International Finance BV, 2.50%, 9/12/26	66,000	61,906
Shell International Finance BV, 4.125%, 5/11/35	12,000	11,295
Valero Energy Corp., 6.625%, 6/15/37	30,000	32,372
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	25,478
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,563
		1,732,151

Paper and Forest Products — 0.4%
WestRock MWV LLC, 7.95%, 2/15/31	100,000	113,412
Personal Products — 0.2%
Estee Lauder Cos., Inc., 1.95%, 3/15/31	57,000	46,344
Pharmaceuticals — 1.7%
Astrazeneca Finance LLC, 2.25%, 5/28/31	50,000	42,030
AstraZeneca PLC, 0.70%, 4/8/26	140,000	123,994
Bristol-Myers Squibb Co., 1.45%, 11/13/30	46,000	36,744
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	36,000	41,166
Johnson & Johnson, 0.55%, 9/1/25	24,000	21,832
Johnson & Johnson, 2.90%, 1/15/28	54,000	51,019
Novartis Capital Corp., 3.10%, 5/17/27	66,000	63,246
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	57,906
Sanofi, 3.625%, 6/19/28	65,000	62,491
		500,428
Road and Rail — 1.5%
Canadian National Railway Co., 6.375%, 11/15/37	200,000	221,488
CSX Corp., 6.15%, 5/1/37	75,000	81,328
Union Pacific Corp., 3.375%, 2/1/35	175,000	150,606
		453,422
Semiconductors and Semiconductor Equipment — 2.3%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	154,167
Intel Corp., 3.90%, 3/25/30	60,000	56,715
Lam Research Corp., 4.00%, 3/15/29	125,000	120,636
Marvell Technology, Inc., 2.45%, 4/15/28	150,000	127,371
Micron Technology, Inc., 4.66%, 2/15/30	150,000	138,814
NXP BV / NXP Funding LLC, 5.55%, 12/1/28	24,000	24,112
QUALCOMM, Inc., 3.25%, 5/20/27	66,000	63,085
		684,900
Software — 1.5%
Autodesk, Inc., 2.85%, 1/15/30	150,000	130,620
Oracle Corp., 3.25%, 5/15/30	75,000	65,512
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	62,433
Salesforce, Inc., 1.95%, 7/15/31	50,000	40,768
VMware, Inc., 1.80%, 8/15/28	100,000	82,619
VMware, Inc., 4.70%, 5/15/30	60,000	56,436
		438,388
Specialty Retail — 1.8%
Advance Auto Parts, Inc., 3.50%, 3/15/32	175,000	145,574
AutoNation, Inc., 3.80%, 11/15/27	40,000	36,194
AutoZone, Inc., 4.00%, 4/15/30	150,000	140,422
Home Depot, Inc., 2.80%, 9/14/27	66,000	61,829
Home Depot, Inc., 2.70%, 4/15/30	150,000	132,974
TJX Cos., Inc., 1.15%, 5/15/28	30,000	25,209
		542,202
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc., 3.20%, 5/11/27	12,000	11,528
Apple, Inc., 2.20%, 9/11/29	18,000	15,764
Apple, Inc., 1.65%, 5/11/30	48,000	40,010
Apple, Inc., 1.70%, 8/5/31	100,000	81,416
Apple, Inc., 4.50%, 2/23/36	150,000	151,807
HP, Inc., 3.40%, 6/17/30	42,000	36,255
		336,780
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., 2.85%, 3/27/30	150,000	135,003

Transportation Infrastructure — 0.2%
FedEx Corp. 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	65,193	53,744
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 3.875%, 4/15/30	100,000	91,940
TOTAL CORPORATE BONDS (Cost $20,329,881)		18,558,370
U.S. TREASURY SECURITIES AND EQUIVALENTS — 24.1%
Israel Government AID Bond, 5.50%, 9/18/23	25,000	25,095
U.S. Treasury Bonds, 7.625%, 2/15/25	245,000	261,982
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	275,225
U.S. Treasury Bonds, 2.375%, 2/15/42	430,000	334,745
U.S. Treasury Bonds, 3.00%, 5/15/42	200,000	172,672
U.S. Treasury Bonds, 2.75%, 8/15/42	650,000	535,844
U.S. Treasury Bonds, 2.75%, 11/15/42	200,000	164,371
U.S. Treasury Bonds, 2.875%, 5/15/43	100,000	83,686
U.S. Treasury Bonds, 3.125%, 8/15/44	250,000	216,289
U.S. Treasury Bonds, 2.875%, 8/15/45	35,000	28,844
U.S. Treasury Notes, 0.25%, 9/30/23	100,000	96,355
U.S. Treasury Notes, 0.75%, 12/31/23	450,000	431,350
U.S. Treasury Notes, 0.875%, 1/31/24	500,000	478,750
U.S. Treasury Notes, 2.125%, 2/29/24	340,000	329,707
U.S. Treasury Notes, 2.25%, 3/31/24	400,000	387,898
U.S. Treasury Notes, 0.375%, 4/15/24	450,000	424,846
U.S. Treasury Notes, 2.50%, 5/31/24	175,000	169,753
U.S. Treasury Notes, 0.375%, 8/15/24	375,000	349,907
U.S. Treasury Notes, 1.75%, 12/31/24	180,000	170,944
U.S. Treasury Notes, 2.50%, 1/31/25	355,000	341,868
U.S. Treasury Notes, 1.50%, 2/15/25(2)	400,000	376,531
U.S. Treasury Notes, 2.75%, 2/28/25	375,000	363,003
U.S. Treasury Notes, 0.50%, 3/31/25	200,000	183,789
U.S. Treasury Notes, 0.375%, 1/31/26	105,000	93,639
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	123,509
U.S. Treasury Notes, 2.25%, 8/15/27	150,000	139,734
U.S. Treasury Notes, 1.25%, 3/31/28	125,000	109,607
U.S. Treasury Notes, 1.375%, 10/31/28	450,000	392,379
U.S. Treasury Notes, 2.375%, 5/15/29	215,000	197,842
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $7,646,821)		7,260,164
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.5%
GNMA, 4.00%, TBA	500,000	477,402
GNMA, 4.50%, TBA	400,000	391,891
GNMA, 5.00%, TBA	400,000	399,750
GNMA, 4.50%, TBA	400,000	391,922
UMBS, 2.50%, TBA	100,000	92,421
UMBS, 2.50%, TBA	300,000	277,546
UMBS, 2.00%, TBA	300,000	269,947
UMBS, 4.00%, TBA	100,000	97,781
UMBS, 4.50%, TBA	100,000	99,631
UMBS, 2.00%, TBA	200,000	180,230
UMBS, 3.00%, TBA	150,000	132,813
UMBS, 4.00%, TBA	250,000	236,475
UMBS, 4.50%, TBA	400,000	389,437
UMBS, 5.00%, TBA	450,000	447,891
UMBS, 5.50%, TBA	400,000	404,666

UMBS, 3.00%, TBA	450,000	398,772
UMBS, 4.00%, TBA	400,000	378,516
UMBS, 4.50%, TBA	400,000	389,469
UMBS, 5.00%, TBA	400,000	398,062
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $5,711,840)		5,854,622
U.S. GOVERNMENT AGENCY SECURITIES — 2.5%
FHLB, 3.625%, 2/28/24	50,000	49,242
FHLB, 3.25%, 11/16/28	100,000	96,778
FNMA, 0.375%, 8/25/25	25,000	22,574
FNMA, 7.125%, 1/15/30	150,000	178,614
FNMA, 6.625%, 11/15/30	125,000	146,560
Tennessee Valley Authority, 0.75%, 5/15/25	175,000	159,662
Tennessee Valley Authority, Series B, 4.70%, 7/15/33	100,000	101,692
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $795,947)		755,122
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Canada — 0.7%
Export Development Canada, 3.375%, 8/26/25 (Cost $196,758)	200,000	195,460
SHORT-TERM INVESTMENTS — 9.6%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	156,218	156,218
Treasury Bills(3) — 9.1%
U.S. Treasury Bills, 3.80%, 12/8/22	250,000	249,825
U.S. Treasury Bills, 3.93%, 12/27/22	1,250,000	1,246,492
U.S. Treasury Bills, 4.18%, 2/2/23	1,250,000	1,241,212
		2,737,529
TOTAL SHORT-TERM INVESTMENTS (Cost $2,893,694)		2,893,747
TOTAL INVESTMENT SECURITIES—118.1% (Cost $37,574,941)		35,517,485
OTHER ASSETS AND LIABILITIES — (18.1)%		(5,438,843)
TOTAL NET ASSETS — 100.0%		$30,078,642

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	9	March 2023	$1,143,000	$2,951

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 38	Sell	1.00%	6/20/27	$700,000	$5,908	$4,447	$10,355
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CDX	-	Credit Derivatives Indexes
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	-	Uniform Mortgage-Backed Securities
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $206,073, which represented 0.7% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $288,046.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$18,558,370	—
U.S. Treasury Securities and Equivalents	—	7,260,164	—
U.S. Government Agency Mortgage-Backed Securities	—	5,854,622	—
U.S. Government Agency Securities	—	755,122	—
Sovereign Governments and Agencies	—	195,460	—
Short-Term Investments	$156,218	2,737,529	—
	$156,218	$35,361,267	—
Other Financial Instruments
Futures Contracts	$2,951	—	—
Swap Agreements	—	$10,355	—
	$2,951	$10,355	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.